Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting Disclosure	Segments

Operating segments are components of an enterprise about which separate financial information is available, and is evaluated regularly by the chief operating decision maker in assessing performance and in allocating resources.

First Financial provides banking and financial services products to business and retail clients through its six lines of business: Commercial, Retail Banking, Mortgage Banking, Wealth Management, Investment Commercial Real Estate and Commercial Finance. While the Company monitors the results of its lines of business, the Company's business activities are similar in their nature, operations and economic characteristics, largely serving clients with products and services that are offered through similar processes and platforms. Accounting policies for the segment are the same as those described in Note 1 – Summary of Significant Accounting Policies.

A segment is also distinguished by the level of information provided to the CODM, who uses such information to review performance of various components of the business, which are then aggregated if operating performance, products/services and customers are similar. First Financial has determined that the chief operating decision maker is comprised of a group of associates, including but not limited to the Chief Executive Officer and Chief Financial Officer, as well as from time to time the Board of Directors. The Board of Directors are not in day-to-day management of the Company but there are times when Board approval is required, such as for shareholder dividends and material transactions, such as acquisitions.

Loans, investments, and deposits provide the revenues in the banking operation, while interest expense, provision for credit losses and salaries and benefits provide the significant expenses. The CODM is regularly provided with consolidated income and expenses, as presented on the Consolidated Statements of Income, in addition to consolidated assets presented on the Consolidated Balance Sheets. Additionally, consolidated internal financial information is used by the CODM to monitor credit quality and credit loss expense.

The Company uses this information to assess performance, decide how to allocate resources, and evaluate capital deployment opportunities. The CODM uses consolidated net income and return on assets to benchmark the Company against its competitors. This benchmarking analysis, coupled with the monitoring of budget to actual results, are used in assessing the Company's performance and in establishing compensation.

Accordingly, and consistent with prior years, all of the Company's operations are considered by management to be aggregated into one reportable operating segment.